Stock Plans - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended										1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 21, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 REIT Conversion [Member]	Dec. 31, 2012 Restricted Stock Awards for Certain Management [Member]	Dec. 31, 2011 Restricted Stock Awards for Certain Management [Member]	Dec. 31, 2012 Restricted Stock Awards for Certain Management [Member] Minimum [Member]	Dec. 31, 2012 Restricted Stock Awards for Certain Management [Member] Maximum [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member] REIT Conversion [Member]	Feb. 29, 2008 Long Term Incentive Plan Restricted Stock Units [Member]	Dec. 31, 2012 Long Term Incentive Plan Restricted Stock Units [Member]	Dec. 31, 2012 Omnibus Incentive 2006 Plan [Member]	Dec. 21, 2012 Omnibus Incentive 2006 Plan [Member]	Dec. 31, 2012 Omnibus Incentive 2006 Plan [Member] Stock Options [Member]	Dec. 31, 2012 Omnibus Incentive 2006 Plan [Member] Stock Options [Member] Employee [Member] Minimum [Member]	Dec. 31, 2012 Omnibus Incentive 2006 Plan [Member] Stock Options [Member] Employee [Member] Maximum [Member]	Dec. 31, 2012 Omnibus Incentive 2006 Plan [Member] Stock Options [Member] Non Employee Director [Member]	Dec. 31, 2012 Equity Incentive Plan Employee Stock Option [Member]	Dec. 31, 2011 Equity Incentive Plan Employee Stock Option [Member]	Dec. 31, 2010 Equity Incentive Plan Employee Stock Option [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member]		Dec. 31, 2011 Equity Incentive Plan Restricted Stock [Member]	Dec. 31, 2010 Equity Incentive Plan Restricted Stock [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member] REIT Conversion [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member] Employee [Member] Minimum [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member] Employee [Member] Maximum [Member]	Dec. 31, 2012 Equity Incentive Plan Restricted Stock [Member] Non Employee Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum grant of stock options, restricted stock, and restricted stock units to directors and employees													4,590,374	5,690,000
Maximum number of shares other than options or stock appreciation rights granted for awards													1,128,389	2,300,000
Additional restricted stock units granted		0.1848
Expiration period for stock option awards															10 years
Exercisable period from the date of grant for stock option granted																1 year	4 years	1 year									1 year	4 years	1 year
Weighted average remaining contractual term of options outstanding																			5 years
Weighted average remaining contractual term of options exercisable																			3 years 6 months
Aggregate intrinsic value of options outstanding																			$ 15.3
Aggregate intrinsic value of options exercisable																			8.3
Weighted average grant date fair value																			$ 14.34	$ 15.96	$ 9.40
Total intrinsic value of options exercised																			21.5	2.4	7.5
Granted, Weighted Average Grant-Date Fair-Value						$ 39.88																$ 33.57	[1]	$ 33.26	$ 21.97
Restricted stock award granted by Company						104,500	67,400				449,500											506,470	[1]			91,000
Vesting period from the date of grant						May vest in 2015	May vest in 2014
Risk-free rate of weighted-average grant date fair value						0.54%
Expected life assumption for weighted average grant date fair value						3 years
Volatility rate of weighted-average grant date fair value								15.00%	238.00%
Performance period						3 years
Fair value of restricted stock awards vested																						15.6		3.3	2.5
Vesting period of LTIP restricted stock units											4 years
Percentage of the long term incentive plan restricted stock units vesting on the date of amendment											25.00%
Percentage of units vesting on the February 4, 2012 based on the extent of satisfaction of performance criteria											50.00%
Percentage of units vesting on the December 31, 2012 provided recipient remain employed												25.00%
Additional compensation cost due to modifications				2.8
Unrecognized compensation cost	13.8
Weighted average period to recognize compensation cost	1 year 10 months 24 days
Stock option canceled					167,500
Weighted average exercise price					$ 22.02
Restricted stock units										401,000												350,586
Weighted average grant date fair value										$ 29.76												$ 29.28
Compensation costs	2.1
Compensation cost on stock-based compensation plans	9.0		10.2	10.1
Tax benefit recognized from all stock-based employee compensation plans	3.2		3.7	3.6
Cash received from stock option exercises	25.1		4.5	25.7
Employee service share based compensation tax benefit realized from share based compensation plans	$ 5.2		$ 0.7	$ 2.3
Percentage of closing price for purchase price of common stock under employee stock purchase plan	95.00%
Common stock issued	7,415		15,098	13,044
Common stock purchased under employee stock purchase plans average price	$ 34.04		$ 24.41	$ 27.16

[1]	As a result of the Company's payment of the special dividend on December 21, 2012, the Company awarded approximately 91,000 additional restricted stock units as an adjustment to outstanding restricted stock units. The additional restricted stock units are not included in the calculation of the weighted average grant-date fair value of awards granted in 2012.